FAIR VALUE MEASUREMENT (Schedule Of Changes In Level 3 Investments Measured On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment in Iluminage Beauty, Roll Forward
Realized gain	$ 31	$ 120	$ 2
Marketable Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year	1,061	1,230
Changes in realized gains included in earnings	53	31
Changes in unrealized gains included in Other comprehensive income	136
Sales at carrying amount	(1,250)	(200)
Balance at the end of the year		1,061
Iluminage Beauty [Member]
Investment in Iluminage Beauty, Roll Forward
Fair value at the beginning of the year	24,720
Fair value of investment in Iluminage Beauty		24,720
Changes in the fair value included in earnings	(4,590)
Fair value at the end of the year	$ 20,130	$ 24,720